SHARE-BASED COMPENSATION - Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Black-Scholes option-pricing model, Assumptions:
Expected term (years)		5 months 15 days
Risk-free interest rate, minimum	0.30%	0.70%
Risk-free interest rate, maximum	1.20%	0.20%
Expected volatility		58.00%
Expected dividend yield	0.00%	0.00%
Minimum
Black-Scholes option-pricing model, Assumptions:
Expected term (years)	5 years
Expected volatility	54.00%
Maximum
Black-Scholes option-pricing model, Assumptions:
Expected term (years)	6 years
Expected volatility	58.00%